Vanguard S&P Mid-Cap 400 Value ETF
Summary Prospectus

September 7, 2010

Exchange-traded fund shares that are not individually redeemable and are traded on NYSE Arca

Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares (IVOV)

The Fund’s statutory Prospectus and Statement of Additional Information dated
September 7, 2010, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 866-499-8473 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Vanguard S&P Mid-Cap 400 Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks in the United States.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of Vanguard S&P Mid-Cap 400 Value Index Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)

Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Exchange Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in ETF Shares of Vanguard S&P Mid-Cap 400 Value Index Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in S&P Mid-Cap 400 Value ETF. This example assumes that S&P Mid-Cap 400 Value ETF Shares provide a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

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Portfolio Turnover

The Fund has no operating history and therefore has no portfolio turnover information.

Primary Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the S&P MidCap 400® Value Index, which represents the value companies of the S&P MidCap 400 Index. The Index is broadly diversified and measures performance of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

• Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• S&P Mid-Cap 400 Value ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an S&P Mid-Cap 400 Value ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy S&P Mid-Cap 400 Value ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although S&P Mid-Cap 400 Value ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not develop or be maintained.

• Trading of S&P Mid-Cap 400 Value ETF Shares on NYSE Arca may be halted if NYSE

Arca officials deem such action appropriate, if S&P Mid-Cap 400 Value ETF Shares are delisted from NYSE Arca, or if there is an activation of “circuit breakers” (a rule that

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requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day).

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on September 7, 2010, so performance information is not yet available.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Donald M. Butler, CFA, Principal of Vanguard. He has managed the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
You can buy and sell ETF Shares of the Fund through a brokerage firm. The firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. The price you pay or receive for ETF Shares will be the prevailing market price, which may be more or less than the NAV of the shares.

ETF Shares of the Fund cannot be purchased or redeemed directly with the Fund, except by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, and only in exchange for baskets of securities rather than cash. For this Fund, the number of ETF Shares in a Creation Unit is 50,000.

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

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Vanguard S&P Mid-Cap 400 Value ETF—Fund Number 3344

CFA® is a trademark owned by CFA Institute. Standard & Poor's®, S&P®, S&P 500®, Standard & Poor's 500, 500®, and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial
Services LLC (“S&P”), and have been licensed for use by The Vanguard Group, Inc. The Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by S&P or its Affiliates, and S&P or its Affiliates make no representation, warranty, or condition regarding the advisability of buying, selling, or holding units/shares in the funds. This fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and its affiliates (“S&P”). S&P makes no representation, condition or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P MidCap 400 Value Index to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes. S&P’s only relationship to The Vanguard Group, Inc., is the licensing of certain trademarks and trade names and of the S&P MidCap 400 Value Index, which is determined, composed, and calculated by S&P without regard to The Vanguard Group, Inc., or the fund. S&P has no obligation to take the needs of The Vanguard Group,
Inc., or the owners of the fund into consideration in determining, composing, or calculating the S&P MidCap 400 Value Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the fund. S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Value Index, or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition, or representation, express or implied, as to results to be obtained by The Vanguard Group, Inc., owners of the fund, or any other person or entity from the use of the
S&P MidCap 400 Value Index, or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P MidCap 400 Value Index, or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages
(including lost profits) resulting from the use of the S&P MidCap 400 Value Index, or any data included therein, even if notified of the possibility of such damages.

© 2010 The Vanguard Group, Inc. All rights reserved.
U.S. Pat. No. 6,879,964 B2; 7,337,138
Vanguard Marketing Corporation, Distributor.
SP 3344 092010